SCHEDULE OF DEFERRED TAX LIABILITIES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Deferred Tax Liabilities
Deferred tax liabilities, beginning		$ 2,017	$ 1,586	$ 861
Additions	$ 463	596	431	725
Deferred tax liabilities, ending		$ 2,613	$ 2,017	$ 1,586